Net Unrealized Gains On Available -For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	$ 16,656	$ 10,347	$ 34,045
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	41,419	30,576	74,495
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(15,794)	(14,657)	(22,118)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (8,969)	$ (5,572)	$ (18,332)